Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
IfrsStatementLineItems [Line Items]
Total revenue	$ 10,148	$ 9,317	$ 27,536	$ 29,133
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 10,148	$ 9,317	$ 27,536	$ 29,133